Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts
The following table summarizes the notional amounts of derivative contracts at March 31, 2021 and September 30, 2021:

	Notional amounts(1)
	March 31, 2021	September 30, 2021(2)
	(in trillions)
Interest rate contracts	¥1,308.4	¥1,254.2
Foreign exchange contracts	222.0	219.8
Equity contracts	8.0	7.7
Commodity contracts	0.1	0.1
Credit derivatives	9.8	9.1
Other	3.5	3.4
Total	¥1,551.8	¥1,494.3

Notes:	(1)Includes both written and purchased positions.
(2)Notional amounts in this table include those relating to transferred business of MUFG Union Bank. See Note 2 for more information.

Fair Value Information on Derivative Instruments Recorded on Condensed Consolidated Balance Sheets

	Fair value of derivative instruments
	March 31, 2021(1)(5)			September 30, 2021(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4) (7)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,718	¥—	¥7,718	¥6,430	¥—	¥6,430
Foreign exchange contracts	3,910	—	3,910	3,153	1	3,154
Equity contracts	231	—	231	216	—	216
Commodity contracts	27	—	27	24	—	24
Credit derivatives	94	—	94	95	—	95
Other(6)	17	—	17	13	—	13
Total derivative assets	¥11,997	¥—	¥11,997	¥9,931	¥1	¥9,932
Derivative liabilities:
Interest rate contracts	¥7,361	¥—	¥7,361	¥6,138	¥—	¥6,138
Foreign exchange contracts	4,022	5	4,027	2,948	2	2,950
Equity contracts	237	—	237	238	—	238
Commodity contracts	27	—	27	24	—	24
Credit derivatives	109	—	109	116	—	116
Other(6)	(47)	—	(47)	(40)	—	(40)
Total derivative liabilities	¥11,709	¥5	¥11,714	¥9,424	¥2	¥9,426

Notes:
(1)The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets and liabilities except for (6).

(3)The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by certain subsidiaries. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.

(4)This table does not include contracts with embedded derivatives for which the fair value option has been elected.

(5)For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2021.

(6) Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

(7)This table includes Derivative assets of ¥87 billion and Derivative liabilities of ¥17 billion in transferred business of MUFG Union Bank, which is included in Other assets and Other liabilities, respectively, in the accompanying condensed consolidated balance sheets at September 30, 2021. See Note 2 for more information.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)
The following table provides more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income for the six months ended September 30, 2020 and 2021:

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2020:
Interest rate contracts	¥—	¥136	¥136
Foreign exchange contracts	74	—	74
Equity contracts	—	(37)	(37)
Credit derivatives	—	2	2
Other(1)	9	(94)	(85)
Total	¥83	¥7	¥90
Six months ended September 30, 2021:
Interest rate contracts	¥—	¥25	¥25
Foreign exchange contracts	—	—	—
Equity contracts	—	(115)	(115)
Credit derivatives	—	(35)	(35)
Other(1)	(7)	(22)	(29)
Total	¥(7)	¥(147)	¥(154)

Note:	(1)Other mainly includes bifurcated embedded derivatives carried at fair value, which are presented in Loans, Deposits and Long-term debt.

Protection Sold Through Credit Derivatives

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥294,312	¥2,235,390	¥715,896	¥3,245,598	¥(67,707)
Non-investment grade	84,780	311,702	59,145	455,627	5,284
Not rated	—	1,683	—	1,683	(83)
Total	379,092	2,548,775	775,041	3,702,908	(62,506)
Index and basket credit default swaps :
Investment grade(2)	43,000	470,063	29,133	542,196	(4,753)
Non-investment grade	35,427	65,319	—	100,746	(1,165)
Not rated	59,534	29,971	852	90,357	(919)
Total	137,961	565,353	29,985	733,299	(6,837)
Total credit default swaps sold	517,053	3,114,128	805,026	4,436,207	(69,343)
Other credit derivatives sold(3):
Investment grade(2)	—	16,606	—	16,606	57
Total credit derivatives	¥517,053	¥3,130,734	¥805,026	¥4,452,813	¥(69,286)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2021:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥337,188	¥1,914,711	¥824,940	¥3,076,839	¥(70,434)
Non-investment grade	70,181	367,213	68,119	505,513	3,242
Not rated	—	—	—	—	—
Total	407,369	2,281,924	893,059	3,582,352	(67,192)
Index and basket credit default swaps :
Investment grade(2)	33,000	266,662	20,727	320,389	(5,843)
Non-investment grade	50,364	39,172	—	89,536	(712)
Not rated	57,470	46,579	894	104,943	(1,171)
Total	140,834	352,413	21,621	514,868	(7,726)
Total credit default swaps sold	548,203	2,634,337	914,680	4,097,220	(74,917)
Other credit derivatives sold(3):
Investment grade(2)	—	16,788	—	16,788	87
Total credit derivatives	¥548,203	¥2,651,125	¥914,680	¥4,114,008	¥(74,830)

Notes:	(1)Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3) Other credit derivatives primarily consist of guarantees for exposures held by the counterparty under interest rate swaps and other types of derivative contracts.